T. ROWE PRICE Real Assets Fund
March 31, 2026 Unaudited

Portfolio of Investments
‡
Shares/Par $ Value
(Cost and value in $000s)
‡
CLOSED-END MUTUAL FUNDS  0.1%
METALS & MINING  0.1%
Uranium  0.1%
Sprott Physical Uranium Trust (CAD) (1) 750,500 15,160
Total Metals & Mining 15,160
Total Closed-End Mutual Funds (Cost $15,029) 15,160
COMMON STOCKS  93.1%
AGRICULTURE  1.4%
Other Agricultural & Food Products  0.2%
Corteva 242,692 20,316
20,316
Packaged Foods & Meats  0.2%
Muyuan Foods, Class H (HKD) (1) 3,625,600 17,487
17,487
Paper & Forest Products  1.0%
International Paper  609,454 21,758
Louisiana-Pacific  294,533 21,427
Packaging Corp. of America  56,780 12,050
Stora Enso, Class R (EUR)  1,569,362 18,429
UPM- Kymmene (EUR)  446,966 13,990
West Fraser Timber (CAD)  261,197 17,060
104,714
Total Agriculture 142,517
CHEMICALS  1.9%
Chemicals: Fertilizers & Agricultural  0.0%
Farmers Business Network, Acquisition Date: 11/3/17,
Cost $1,985 (1)(2)(3) 107,511 —
—
Chemicals: Industrial Gases  1.2%
Air Liquide (EUR)  218,160 45,094
Linde  161,248 79,940
125,034
Chemicals: Specialty  0.7%
Albemarle  37,300 6,697
RPM International  135,568 13,475
Sherwin-Williams  109,965 35,249
Sociedad Quimica y Minera de Chile, ADR (1) 82,100 6,645

T. ROWE PRICE Real Assets Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Solstice Advanced Materials  212,100 16,154
78,220
Total Chemicals 203,254
ENERGY  19.3%
Exploration & Production: Non-U.S. Oil & Gas  2.3%
Advantage Energy (CAD) (1)(4) 845,403 6,825
Aker BP (NOK)  457,290 16,906
ARC Resources (CAD) (4) 1,327,069 27,617
Canadian Natural Resources (CAD) (4) 1,797,301 87,675
Headwater Exploration (CAD) (4) 2,140,353 19,771
Kelt Exploration (CAD) (1)(4) 2,842,845 19,148
Tamarack Valley Energy (CAD) (4) 2,518,079 20,817
Tourmaline Oil (CAD) (4) 672,836 32,203
Var Energi (NOK)  2,097,973 10,801
241,763
Exploration & Production: U.S. Mixed  0.9%
Antero Resources (1) 191,800 8,140
EQT  653,283 41,575
Range Resources  644,803 29,132
Viper Energy, Class A  423,330 19,892
98,739
Exploration & Production: U.S. Oil  2.5%
ConocoPhillips  973,381 128,486
Diamondback Energy  156,399 30,934
EOG Resources  153,070 22,130
Ovintiv 542,657 32,212
Permian Resources, Class A  1,365,251 29,107
Vista Energy, ADR (1) 283,962 21,431
264,300
Integrated Oil & Gas  5.8%
BP (GBP)  3,917,609 30,662
Chevron  745,858 154,318
Exxon Mobil  1,013,284 171,914
Shell (GBP)  2,737,172 126,772
Suncor Energy (CAD) (4) 970,958 64,221
TotalEnergies (EUR)  644,071 59,109
606,996
Oil & Gas: Drilling  0.2%
Precision Drilling (CAD) (1)(4) 199,866 19,669
19,669

T. ROWE PRICE Real Assets Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Oil & Gas: Equipment & Services  3.0%
Baker Hughes  991,854 60,553
Energy Reservoir Holdings, Class A-1, Acquisition Date:
4/30/19, Cost $2,530 (1)(2)(3)(5) 2,530,088 1,164
Expro Group Holdings (1) 1,404,231 24,447
Kodiak Gas Services  359,138 20,945
NOV  1,293,417 24,329
SLB  1,272,279 65,382
TechnipFMC 866,886 59,928
Tenaris , ADR (4) 370,041 21,529
Weatherford International  375,321 35,498
313,775
Oil & Gas: Refining & Marketing  1.6%
Keyera (CAD) (4) 389,600 15,070
Neste (EUR)  947,445 30,790
Phillips 66  202,713 36,930
Thai Oil (THB)  9,069,400 13,500
Valero Energy  309,386 76,443
172,733
Oil & Gas: Storage & Transportation  3.0%
Cheniere Energy  126,600 35,924
Enbridge  1,260,330 68,234
Kinder Morgan  541,051 18,142
ONEOK  429,817 38,851
South Bow (CAD) (4) 675,443 22,471
Targa Resources  221,143 55,447
Williams  1,124,458 81,838
320,907
Total Energy 2,038,882
FINANCIALS  0.1%
Other Diversified Financial Services  0.1%
Talon Capital (1) 663,485 6,900
Talon Capital Sponsor, Class A, Acquisition Date: 9/2/25,
Cost $594 (1)(2)(3) 237,610 594
Total Financials 7,494
INDUSTRIALS  2.5%
Aerospace & Defense  0.1%
CSG (EUR) (1) 129,536 3,495
Firefly Aerospace (1)(4) 227,151 6,467
9,962

T. ROWE PRICE Real Assets Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Construction: Const. & Engineering  0.0%
SPIE (EUR)  93,233 4,669
4,669
Construction: Farm Machinery  0.5%
Caterpillar  47,930 33,956
KION Group (EUR)  97,261 5,197
Sany Heavy Industry, Class H (HKD) (1) 4,447,200 12,044
51,197
Construction: Materials  0.5%
Heidelberg Materials (EUR)  92,109 19,438
James Hardie Industries, CDI (AUD) (1) 849,788 15,671
Knife River (1) 209,088 17,072
52,181
Electrical Components & Equipment  0.7%
Bel Fuse, Class B  45,794 9,066
Fujikura (JPY)  918,600 25,264
Mitsubishi Electric (JPY)  461,400 15,091
nVent Electric  134,446 15,902
Yokogawa Electric (JPY)  209,300 6,468
71,791
Industrial Machinery  0.4%
Interpump Group (EUR)  39,304 1,501
Kurita Water Industries (JPY)  136,900 6,549
Mitsubishi Heavy Industries (JPY)  848,200 23,306
Mueller Industries  139,500 15,456
46,812
Semiconductors: Equipment Manufacturers  0.3%
Qnity Electronics  165,810 19,131
Shoals Technologies Group, Class A (1) 2,182,500 14,361
33,492
Total Industrials 270,104
METALS & MINING  31.9%
Base Metals: Aluminum  0.9%
Aluminum Corp. of China, Class H (HKD)  14,788,000 21,634
China Hongqiao Group (HKD)  6,687,500 30,209
Hindalco Industries (INR)  1,217,212 11,511
Norsk Hydro (NOK)  1,842,202 19,635
Yunnan Aluminium , A Shares (CNH)  2,916,700 13,346
96,335

T. ROWE PRICE Real Assets Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Base Metals: Copper  3.6%
Antofagasta (GBP)  306,150 13,729
Boliden (SEK) (1)(4) 80,417 4,216
First Quantum Minerals (CAD) (1) 2,059,102 49,231
Freeport-McMoRan  2,543,976 149,535
Grupo Mexico, Series B (MXN)  5,079,287 54,330
Ivanhoe Mines, Class A (CAD) (1)(4) 1,033,779 8,836
Jiangxi Copper, Class H (HKD)  5,286,000 23,476
JX Advanced Metals (JPY)  406,800 9,016
NGEx Minerals (CAD) (1)(4) 1,567,145 28,502
Southern Copper  212,341 36,535
377,406
Base Metals: Iron Ore  0.4%
Fortescue (AUD)  441,297 6,306
Rio Tinto (AUD)  221,416 25,156
Vale (BRL)  409,300 6,516
37,978
Coal: Metallurgical  0.4%
Alpha Metallurgical Resources (1) 30,200 6,199
Core Natural Resources  54,500 5,708
Peabody Energy  156,600 5,160
Warrior Met Coal  217,846 20,292
37,359
Coal: Thermal  0.0%
Whitehaven Coal (AUD)  889,921 5,742
5,742
Diversified Metals & Mining  5.1%
Anglo American (GBP)  1,336,336 57,376
BHP Group (AUD)  3,440,885 124,500
Carpenter Technology  69,713 27,477
Champion Iron (AUD) (4) 793,993 2,984
Glencore (GBP)  15,221,079 115,283
IGO (AUD) (1) 1,210,993 6,761
Iluka Resources (AUD) (4) 3,545,832 16,669
Ivanhoe Electric (1) 1,981,627 23,423
Lynas Rare Earths (AUD) (1) 1,178,394 16,000
MP Materials (1)(4) 201,391 9,719
PLS Group (AUD) (1) 1,999,377 7,321
Rio Tinto (GBP)  578,540 53,673
Saudi Arabian Mining (SAR) (1) 1,469,728 25,401
South32 (AUD)  6,482,718 19,630

T. ROWE PRICE Real Assets Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Sovereign Metals (AUD) (1)(4) 2,937,828 1,395
Teck Resources, Class B (4) 484,095 25,052
USA Rare Earth (1) 375,979 5,690
538,354
Platinum Group Metals  0.0%
Southern Palladium (AUD) (1)(4) 896,534 884
884
Precious: Diamonds  0.0%
Alrosa (RUB) (1)(2) 19,084,530 —
—
Precious: Gold & Silver  16.1%
Agnico Eagle Mines (CAD)  740,278 150,264
Agnico Eagle Mines  143,214 29,070
Alamos Gold, Class A (CAD)  1,373,104 61,089
Alamos Gold, Class A  330,787 14,697
Americas Gold & Silver (CAD) (1)(4) 2,817,555 14,705
Americas Gold & Silver (1) 3,227,830 16,007
Anglogold Ashanti (ZAR)  989,242 98,738
Aris Mining (CAD) (1)(4) 1,515,344 28,137
Artemis Gold (CAD) (1) 1,721,451 46,715
Asante Gold (CAD) (1)(4) 1,992,042 1,647
Ausgold (AUD) (1) 15,022,166 9,007
Barrick Mining (CAD)  4,225,781 172,695
Benz Mining, CDI (AUD) (1) 4,752,135 7,314
Capricorn Metals (AUD)  3,209,435 25,380
Coeur Mining (1) 984,835 18,485
Discovery Silver (CAD) (1) 3,633,092 23,348
DPM Metals (CAD)  302,153 10,639
Dundee Corporation, Warrants, 12/16/26 (CAD) (1) 944,462 —
Emerald Resources (AUD) (1) 7,205,686 27,659
Equinox Gold (CAD) (4) 933,457 13,481
Evolution Mining (AUD)  648,681 5,841
First Mining Gold (CAD) (1) 17,345,951 6,484
Franco-Nevada (CAD)  658,930 163,158
G Mining Ventures (CAD) (1) 866,934 30,425
Genesis Minerals (AUD) (1)(4) 1,162,373 4,891
Gold Fields (ZAR)  1,510,391 69,406
Gold Royalty (1) 393,057 1,407
Harmony Gold Mining (ZAR)  498,418 7,614
Hemlo Mining (CAD) (1) 5,482,131 25,576
Kinross Gold (CAD)  2,877,817 87,983
Lundin Gold (CAD) (4) 197,055 15,059

T. ROWE PRICE Real Assets Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Meridian Mining (CAD) (1) 6,376,831 7,793
Montage Gold (CAD) (1) 353,092 4,018
New Found Gold (CAD) (1) 2,692,767 5,033
Newmont  511,325 55,351
Northern Star Resources (AUD)  1,511,330 21,970
OceanaGold (CAD) (4) 329,958 10,403
Omai Gold Mines (CAD) (1) 10,501,583 12,833
OR Royalties (CAD) (4) 1,073,904 40,892
Polyus (RUB) (1)(2) 289,290 —
Polyus (1)(2) 341,320 —
Predictive Discovery (AUD) (1) 35,312,678 18,688
Ramelius Resources (AUD) (4) 2,099,316 5,465
Robex Resources (CAD) (1) 2,631,320 10,933
Robex Resources, CDI (AUD) (1) 413,559 1,718
Royal Gold  19,760 5,029
Skeena Resources (CAD) (1)(4) 1,566,462 46,653
Snowline Gold (CAD) (1)(4) 2,630,964 26,251
Turaco Gold (AUD) (1)(4) 27,920,750 12,003
Unico Silver (AUD) (1)(4) 1,078,517 479
Wheaton Precious Metals (CAD)  606,256 79,579
Zijin Gold International (HKD) (1) 767,361 17,464
Zijin Mining Group, Class H (HKD)  26,258,000 118,122
1,687,598
Precious: Other  0.4%
Northam Platinum Holdings (ZAR)  451,570 9,214
Sibanye Stillwater (ZAR)  2,186,599 6,712
Valterra Platinum (ZAR)  288,458 24,247
40,173
Steel: Chinese/Other  0.6%
BlueScope Steel (AUD)  708,370 12,822
Hoa Phat Group (VND) (1) 42,627,000 43,959
Jindal Stainless (INR)  420,052 3,186
59,967
Steel: European  0.4%
ArcelorMittal (EUR)  778,042 40,350
40,350
Steel: Indian  0.3%
Jindal Steel (INR)  467,527 5,553
JSW Steel (INR)  669,145 8,023
Tata Steel (INR)  9,804,397 20,116
33,692

T. ROWE PRICE Real Assets Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Steel: Japanese/Korean  0.4%
JFE Holdings (JPY) (4) 555,600 6,505
Nippon Steel (JPY) (4) 4,602,900 16,973
POSCO Holdings (KRW)  71,753 16,156
39,634
Steel: United States  1.7%
Nucor  306,291 51,794
Reliance  229,238 69,670
Steel Dynamics  301,070 54,192
175,656
Uranium  1.6%
Cameco  480,454 52,182
Energy Fuels (1)(4) 1,200,285 21,905
NAC Kazatomprom , GDR  247,512 19,545
Uranium Energy (1) 4,771,533 64,416
Yellow Cake (GBP) (1) 1,847,167 14,793
172,841
Total Metals & Mining 3,343,969
OTHER  0.3%
Privates  0.3%
Impala Platinum Holdings (ZAR)  1,219,053 17,337
Industrias Penoles (MXN) (1) 175,612 7,829
Sortera Technologies, Series C-2, Warrants, 6/27/28,
Acquisition Date: 9/22/25, Cost $— (1)(2)(3) 9,065 —
Verai Discoveries, Series A1, Acquisition Date: 10/17/22,
Cost $1,258 (1)(2)(3) 62,199 2,815
Total Other 27,981
REAL ESTATE  34.6%
Reits : Agriculture/Land  0.2%
Rayonier, REIT  1,041,685 21,480
Weyerhaeuser, REIT  107,666 2,630
24,110
Reits : Apartment/Residential  5.9%
American Homes 4 Rent, Class A, REIT  1,711,317 47,780
Apartment Investment & Management, Class A, REIT  578,315 2,354
AvalonBay Communities, REIT  530,657 86,683
Camden Property Trust, REIT  206,482 20,165
Canadian Apartment Properties REIT (CAD)  568,082 14,501
Equity LifeStyle Properties, REIT  1,619,254 101,074
Equity Residential, REIT  1,348,084 79,739

T. ROWE PRICE Real Assets Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Essex Property Trust, REIT  401,761 97,226
LEG Immobilien (EUR) (4) 358,093 23,391
Lumo Kodit (EUR)  2,738,738 25,183
Open House Group (JPY)  478,200 30,649
Persimmon (GBP)  1,106,261 15,792
Sun Communities, REIT  633,643 79,814
624,351
Reits : Data Centers  4.4%
Digital Core REIT Management  12,505,000 6,101
Digital Realty Trust, REIT  498,973 89,920
Equinix , REIT  342,237 335,474
Keppel DC REIT (SGD)  7,420,100 12,631
NTT DC REIT (1) 20,443,600 18,794
462,920
Reits : Diversified  1.7%
City Developments (SGD)  3,579,600 22,994
Kerry Properties (HKD)  5,492,000 15,399
Mirvac Group (AUD)  17,837,522 22,039
Mitsubishi Estate (JPY)  2,096,900 58,203
Sun Hung Kai Properties (HKD)  1,975,000 32,885
Tokyo Tatemono (JPY)  1,212,000 27,961
179,481
Reits : Healthcare  5.6%
Aedifica (EUR)  371,207 30,056
Alexandria Real Estate Equities, REIT  305,007 14,158
Healthcare Realty Trust, REIT  1,739,998 29,563
Ventas, REIT  1,823,533 149,129
Welltower , REIT  1,859,619 367,665
590,571
Reits : Industrial  6.2%
EastGroup Properties, REIT  521,329 96,493
Goodman Group (AUD)  2,957,034 53,089
Lineage, REIT (4) 235,315 7,709
Nippon Prologis REIT (JPY)  20,374 10,991
Prologis, REIT  1,829,212 241,785
Rexford Industrial Realty, REIT  2,755,598 90,191
Segro (GBP)  4,923,247 42,205
Terreno Realty, REIT  1,213,069 74,507
Warehouses De Pauw (EUR)  1,317,528 34,321
651,291

T. ROWE PRICE Real Assets Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Reits : Infrastructure  1.8%
American Tower, REIT  771,435 133,134
Crown Castle, REIT  710,252 57,751
190,885
Reits : Lodging/Leisure  1.0%
Apple Hospitality REIT, REIT  1,381,129 15,897
Hilton Worldwide Holdings  39,162 11,908
InterContinental Hotels Group  117,678 15,519
Invincible Investment (JPY)  27,024 10,168
Marriott International, Class A  77,530 25,358
Pebblebrook Hotel Trust, REIT  1,866,036 23,568
102,418
Reits : Office  1.1%
Douglas Emmett, REIT  2,182,361 20,558
Japan Prime Realty Investment (JPY)  21,654 13,273
Japan Real Estate Investment (JPY)  16,926 12,463
Kilroy Realty, REIT (4) 412,326 11,632
SL Green Realty, REIT  99,735 3,684
Swire Properties (HKD)  8,689,400 25,454
Vornado Realty Trust, REIT  1,063,233 27,633
114,697
Reits : Other  0.3%
CBRE Group, Class A (1) 81,633 11,058
Colliers International Group  189,788 20,287
31,345
Reits : Regional Mall  1.9%
CapitaLand Integrated Commercial Trust (SGD)  9,673,344 17,347
Nexus Select Trust (INR)  7,607,838 12,115
Scentre Group (AUD)  8,139,698 18,781
Simon Property Group, REIT  811,879 151,440
199,683
Reits : Self Storage  2.2%
Big Yellow Group (GBP)  1,056,119 11,906
CubeSmart , REIT  1,909,102 69,969
Public Storage, REIT  349,038 94,547
Smartstop Self Storage REIT, REIT (4) 1,743,921 52,806
229,228
Reits : Shopping Center  1.8%
Acadia Realty Trust, REIT  3,233,257 61,820
Federal Realty Investment Trust, REIT  201,123 21,361
Kimco Realty, REIT  125,884 2,829

T. ROWE PRICE Real Assets Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Regency Centers, REIT  1,332,228 100,796
186,806
Reits : Triple Nets  0.5%
VICI Properties, REIT  1,888,419 51,592
51,592
Total Real Estate 3,639,378
UTILITIES  1.0%
Independent Power Producers & Energy Traders  0.3%
Orsted (DKK) (1) 1,125,483 27,911
27,911
Utilities: Electric  0.5%
NextEra Energy  313,781 29,144
Southern  287,695 27,768
56,912
Utilities: Multi  0.2%
Alliant Energy  231,837 16,637
16,637
Total Utilities 101,460
Total Miscellaneous Common Stocks  0.1% (6) 7,785
Total Common Stocks (Cost $6,785,910) 9,782,824
CONVERTIBLE PREFERRED STOCKS  2.1%
CHEMICALS  0.0%
Chemicals: Fertilizers & Agricultural  0.0%
Farmers Business Network, Series D, Acquisition Date: 11/3/17,
Cost $727 (1)(2)(3) 39,365 —
Total Chemicals —
INDUSTRIALS  0.0%
Electrical Components & Equipment  0.0%
Tonian Holdings, Series A, Non-Voting Units, Acquisition Date:
1/15/21, Cost $668 (1)(2)(3) 699,536 993
Tonian Holdings, Series A, Voting Units, Acquisition Date:
1/15/21, Cost $940 (1)(2)(3) 983,766 1,397
Total Industrials 2,390
METALS & MINING  0.6%
Diversified Metals & Mining  0.6%
Cyclic Materials, Series C, Acquisition Date: 12/11/25 - 1/30/26,
Cost $7,257 (1)(2)(3)(7) 881,822 7,257

T. ROWE PRICE Real Assets Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Kobold Metals, Series B-Prime, Acquisition Date: 3/21/23,
Cost $19,888 (1)(2)(3) 464,875 52,350
Total Metals & Mining 59,607
OTHER  1.4%
Privates  1.4%
Jetti Holdings, Series C, Acquisition Date: 5/24/21 - 6/30/21,
Cost $3,736 (1)(2)(3) 64,540 4,289
Jetti Holdings, Series D, Acquisition Date: 9/20/22 - 10/19/22,
Cost $33,521 (1)(2)(3) 252,242 33,521
Kobold Metals, Series B-1, Acquisition Date: 1/10/22,
Cost $18,268 (1)(2)(3) 666,457 75,051
Kobold Metals, Series B-Prime-1, Acquisition Date: 3/21/23,
Cost $6,053 (1)(2)(3) 141,490 15,933
Lilac Solutions, Series B, Acquisition Date: 9/8/21,
Cost $9,143 (1)(2)(3) 696,477 6,909
Lilac Solutions, Series C-1, Acquisition Date: 11/21/22,
Cost $2,466 (1)(2)(3) 234,786 2,266
Sortera Technologies, Series C-1, Acquisition Date: 4/13/23 -
9/16/24, Cost $4,214 (1)(2)(3) 305,757 4,214
Verai Discoveries, Series A, Acquisition Date: 10/17/22,
Cost $2,464 (1)(2)(3) 121,855 5,515
Total Other 147,698
UTILITIES  0.1%
Renewable Electricty  0.1%
Form Energy, Series F, Acquisition Date: 10/4/24,
Cost $7,693 (1)(2)(3) 318,116 6,926
Total Utilities 6,926
Total Convertible Preferred Stocks (Cost $117,038) 216,621
CORPORATE BONDS  0.0%
Element Power, 8.00%, 12/19/27, Acquisition Date: 2/11/26,
Cost $1,936 (2)(3) 1,936,000 1,936
Total Corporate Bonds (Cost $1,936) 1,936
EQUITY FUNDS  1.9%
Global X Copper Miners ETF  979,287 74,769
iShares U.S. Real Estate ETF (4) 543,956 51,436
T. Rowe Price Natural Resources ETF  2,038,587 71,450
Total Equity Funds (Cost $160,855) 197,655

T. ROWE PRICE Real Assets Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
PREFERRED STOCKS  0.1%
ENERGY  0.0%
Oil & Gas: Equipment & Services  0.0%
Energy Reservoir Holdings, Class A-3, Acquisition Date:
11/30/22, Cost $142 (1)(2)(3)(5) 141,772 174
Total Energy 174
OTHER  0.1%
Privates  0.1%
Sortera Technologies, Series PF2-1, Acquisition Date: 9/22/25,
Cost $490 (1)(2)(3) 745 490
Sortera Technologies, Series PF2-10, Acquisition Date: 9/22/25
- 10/8/25, Cost $490 (1)(2)(3) 745 490
Sortera Technologies, Series PF2-11, Acquisition Date: 10/8/25,
Cost $490 (1)(2)(3) 745 490
Sortera Technologies, Series PF2-12, Acquisition Date: 10/8/25,
Cost $490 (1)(2)(3) 745 490
Sortera Technologies, Series PF2-13, Acquisition Date: 10/8/25,
Cost $490 (1)(2)(3) 745 490
Sortera Technologies, Series PF2-14, Acquisition Date: 10/8/25,
Cost $490 (1)(2)(3) 745 490
Sortera Technologies, Series PF2-15, Acquisition Date: 10/8/25,
Cost $490 (1)(2)(3) 745 490
Sortera Technologies, Series PF2-16, Acquisition Date: 10/8/25,
Cost $490 (1)(2)(3) 745 490
Sortera Technologies, Series PF2-17, Acquisition Date: 10/8/25,
Cost $490 (1)(2)(3) 745 490
Sortera Technologies, Series PF2-18, Acquisition Date: 10/8/25,
Cost $490 (1)(2)(3) 745 490
Sortera Technologies, Series PF2-19, Acquisition Date: 10/8/25,
Cost $492 (1)(2)(3) 747 492
Sortera Technologies, Series PF2-2, Acquisition Date: 9/22/25,
Cost $491 (1)(2)(3) 745 491
Sortera Technologies, Series PF2-3, Acquisition Date: 9/22/25,
Cost $490 (1)(2)(3) 745 490
Sortera Technologies, Series PF2-4, Acquisition Date: 9/22/25,
Cost $490 (1)(2)(3) 745 490
Sortera Technologies, Series PF2-5, Acquisition Date: 9/22/25,
Cost $490 (1)(2)(3) 745 490
Sortera Technologies, Series PF2-6, Acquisition Date: 9/22/25,
Cost $490 (1)(2)(3) 745 490
Sortera Technologies, Series PF2-7, Acquisition Date: 9/22/25,
Cost $490 (1)(2)(3) 745 490
Sortera Technologies, Series PF2-8, Acquisition Date: 9/22/25,
Cost $490 (1)(2)(3) 745 490

T. ROWE PRICE Real Assets Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Sortera Technologies, Series PF2-9, Acquisition Date: 9/22/25,
Cost $491 (1)(2)(3) 745 491
Total Other 9,314
Total Preferred Stocks (Cost $9,456) 9,488
SHORT-TERM INVESTMENTS  2.6%
Money Market Funds  1.9%
T. Rowe Price Government Reserve Fund, 3.71% (7)(8) 201,548,308 201,548
201,548
U.S. Treasury Obligations  0.7%
U.S. Treasury Bills, 3.603%, 6/4/26 (9) 46,520,000 46,221
U.S. Treasury Bills, 3.608%, 5/28/26  17,800,000 17,698
U.S. Treasury Bills, 3.624%, 4/30/26 (9) 10,170,000 10,140
U.S. Treasury Bills, 3.628%, 5/14/26 (9) 2,485,000 2,474
76,533
Total Short-Term Investments (Cost $278,087) 278,081
SECURITIES LENDING COLLATERAL  0.9%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH JPMORGAN
CHASE BANK 0.3%
Money Market Funds 0.3%
T. Rowe Price Treasury Reserve Fund, 3.68% (7)(8) 35,989,896 35,990
Total Investments in a Pooled Account through Securities
Lending Program with JPMorgan Chase Bank 35,990
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET
BANK AND TRUST COMPANY 0.6%
Money Market Funds 0.6%
T. Rowe Price Treasury Reserve Fund, 3.68% (7)(8) 58,127,975 58,128
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust
Company 58,128
Total Securities Lending Collateral (Cost $94,118) 94,118

T. ROWE PRICE Real Assets Fund

(Amounts in 000s, except for contracts)
OPTIONS PURCHASED 0.1%
OTC Options Purchased 0.1%
Counterparty Description Contracts
Notional
Amount $ Value
Citibank
USD / AUD,
PUT, 5/14/26 @
USD0.75 (1) 1 557,189 181
Citibank
USD / EUR,
PUT, 5/14/26 @
USD1.20 (1) 1 1,114,379 1,205
Citibank
USD / JPY,
PUT, 5/14/26 @
JPY148.79 (1) 1 1,114,379 1,623
UBS Investment Bank
USD / KRW,
PUT, 5/14/26 @
KRW1,441.70 (1) 1 111,434 355
Total Options Purchased (Cost $7,497) 3,364
Total Investments in Securities  100.9%
(Cost $7,469,926) $ 10,599,247
Other Assets Less Liabilities (0.9)% (90,766)
Net Assets 100.0% $ 10,508,481
‡ Shares/Par and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) Level 3 in fair value hierarchy.
(3) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $232,618 and represents 2.2% of net assets.
(4) All or a portion of this security is on loan at March 31, 2026.
(5) Investment in a partnership held indirectly through a limited liability company that is owned by the fund and treated as a corporation for U.S. tax purposes.
(6) The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(7) Affiliated Companies
(8) Seven-day yield
(9) At March 31, 2026, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.

T. ROWE PRICE Real Assets Fund

.
.
.
.
.
.
.
.
.
.
ADR American Depositary Receipts
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CDI CHESS or CREST Depositary Interest
CNH Offshore China Renminbi
CPI Consumer Price Index
DKK Danish Krone
ETF Exchange-Traded Fund
EUR Euro
GBP British Pound
GDR Global Depositary Receipts
HKD Hong Kong Dollar
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
MXN Mexican Peso
NOK Norwegian Krone
NZD New Zealand Dollar
OTC Over-the-counter
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder
RUB Russian Ruble
SAR Saudi Riyal
SEK Swedish Krona
SGD Singapore Dollar
SOFR Secured overnight financing rate
THB Thai Baht
TRY Turkish Lira
TWD Taiwan Dollar
USD U.S. Dollar
VND Vietnam Dong
ZAR South African Rand

T. ROWE PRICE Real Assets Fund

(Amounts in 000s, except for contracts)
OPTIONS WRITTEN
 (0.0)%
OTC Options Written (0.0)%
Counterparty Description Contracts
Notional
Amount $ Value
UBS Investment Bank
USD / KRW, PUT, 5/14/26
@ KRW1,399.40 1 111,434 (80)
Total Options Written (Premiums $(151)) $ (80)

T. ROWE PRICE Real Assets Fund

(Amounts in 000s)
SWAPS (0.1)%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS (0.1)%
Total Return Swaps (0.1)%
Citibank, Receive Underlying Reference:
Dow Jones U.S. Real Estate Capped
Index Monthly, Pay Variable 3.630%
(SOFR) Monthly, 9/30/26 52,792 (23) — (23)
Goldman Sachs, Receive Underlying
Reference: MSCI AC World Metals &
Mining Monthly, Pay Variable 3.631%
(SOFR) Monthly, 7/15/26 29,878 35 — 35
Goldman Sachs, Receive Underlying
Reference: MSCI AC World Metals &
Mining Monthly, Pay Variable 4.232%
(SOFR + 0.60%) Monthly, 7/15/26 139,862 (7,024) — (7,024)
JPMorgan Chase, Receive Underlying
Reference: NYSE FactSet U.S.
Infrastructure Index Monthly, Pay
Variable 3.942% (SOFR + 0.31%)
Monthly, 7/15/26 115,660 (1,039) — (1,039)
Morgan Stanley, Receive Underlying
Reference: Indxx U.S. Infrastructure
Development Index Monthly, Pay
Variable 4.122% (SOFR + 0.49%)
Monthly, 7/15/26 55,827 50 — 50
Morgan Stanley, Receive Underlying
Reference: Indxx U.S. Infrastructure
Development Index Monthly, Pay
Variable 4.162% (SOFR + 0.53%)
Monthly, 7/15/26 55,096 49 — 49
Morgan Stanley, Receive Underlying
Reference: VanEck Junior Gold Miners
ETF Monthly, Pay Variable 4.032%
(SOFR + 0.40%) Monthly, 1/18/28 5,822 (279) — (279)
Morgan Stanley, Receive Underlying
Reference: VanEck Vectors Gold Miners
ETF Monthly, Pay Variable 4.032%
(SOFR + 0.40%) Monthly, 1/18/28 16,570 (488) — (488)
Total Bilateral Total Return Swaps — (8,719)
Total Bilateral Swaps — (8,719)

T. ROWE PRICE Real Assets Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS (0.0)%
Zero-Coupon Inflation Swaps (0.0)%
30 Year Zero-Coupon Inflation Swap
Pay Fixed 2.311% at Maturity, Receive
Variable (Change in CPI) at Maturity,
4/29/55 18,882 29 — 29
30 Year Zero-Coupon Inflation Swap
Pay Fixed 2.325% at Maturity, Receive
Variable (Change in CPI) at Maturity,
4/29/55 19,421 (18) — (18)
30 Year Zero-Coupon Inflation Swap
Pay Fixed 2.327% at Maturity, Receive
Variable (Change in CPI) at Maturity,
4/29/55 19,961 (25) — (25)
30 Year Zero-Coupon Inflation Swap
Pay Fixed 2.330% at Maturity, Receive
Variable (Change in CPI) at Maturity,
4/28/55 18,341 (31) — (31)
30 Year Zero-Coupon Inflation Swap
Pay Fixed 2.470% at Maturity, Receive
Variable (Change in CPI) at Maturity,
7/15/55 23,347 (578) — (578)
30 Year Zero-Coupon Inflation Swap
Pay Fixed 2.479% at Maturity, Receive
Variable (Change in CPI) at Maturity,
7/15/55 20,337 (534) — (534)
30 Year Zero-Coupon Inflation Swap
Pay Fixed 2.482% at Maturity, Receive
Variable (Change in CPI) at Maturity,
7/15/55 28,617 (770) — (770)
30 Year Zero-Coupon Inflation Swap
Pay Fixed 2.485% at Maturity, Receive
Variable (Change in CPI) at Maturity,
7/23/55 23,346 (639) — (639)
30 Year Zero-Coupon Inflation Swap
Pay Fixed 2.489% at Maturity, Receive
Variable (Change in CPI) at Maturity,
7/23/55 41,956 (1,177) — (1,177)
30 Year Zero-Coupon Inflation Swap
Pay Fixed 2.489% at Maturity, Receive
Variable (Change in CPI) at Maturity,
7/15/55 8,280 (233) — (233)

T. ROWE PRICE Real Assets Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value
Unrealized
$ Gain/(Loss)
30 Year Zero-Coupon Inflation Swap
Pay Fixed 2.490% at Maturity, Receive
Variable (Change in CPI) at Maturity,
7/23/55 15,256 (431) — (431)
Total Centrally Cleared Zero-Coupon Inflation
Swaps (4,407)
Total Centrally Cleared Swaps (4,407)
Net payments (receipts) of variation margin to date 4,717
Variation margin receivable (payable) on centrally cleared swaps $ 310

T. ROWE PRICE Real Assets Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Bank of America 4/15/26 SEK 1,078,464 USD 116,651 $ (2,634)
Barclays Bank 4/15/26 TRY 4,380,076 USD 96,001 567
Barclays Bank 4/15/26 USD 43,217 TRY 1,964,708 (98)
BNP Paribas 4/15/26 EUR 93,042 USD 107,678 (54)
Citibank 4/15/26 TWD 6,950,000 USD 217,500 (479)
Citibank 4/15/26 USD 28,828 AUD 41,135 452
Citibank 4/15/26 USD 324,026 EUR 282,672 (2,949)
Citibank 4/15/26 USD 100,473 JPY 15,991,464 (439)
Deutsche Bank 4/15/26 KRW 62,855,191 USD 42,132 (707)
Deutsche Bank 4/15/26 USD 114,562 SEK 1,078,464 545
RBC Dominion
Securities 4/15/26 KRW 60,702,994 USD 40,583 (577)
RBC Dominion
Securities 4/15/26 MXN 2,015,537 USD 112,340 (26)
RBC Dominion
Securities 4/15/26 USD 112,236 MXN 2,015,537 (78)
Societe Generale 4/2/26 BRL 1,233,429 USD 233,695 4,333
Societe Generale 4/2/26 USD 236,316 BRL 1,233,429 (1,711)
Standard Chartered 4/15/26 KRW 60,390,281 USD 40,472 (672)
UBS Investment Bank 4/15/26 JPY 15,991,464 USD 101,093 (181)
UBS Investment Bank 4/15/26 NZD 194,730 USD 114,370 (2,409)
UBS Investment Bank 4/15/26 USD 122,843 KRW 183,948,465 1,613
Wells Fargo 4/2/26 BRL 1,233,429 USD 236,316 1,712
Wells Fargo 4/2/26 USD 234,580 BRL 1,233,429 (3,448)
Wells Fargo 4/15/26 AUD 41,135 USD 28,710 (335)
Wells Fargo 4/15/26 NOK 930,080 USD 96,376 (328)
Wells Fargo 4/15/26 USD 111,238 NZD 194,730 (723)
Wells Fargo 5/5/26 BRL 1,233,429 USD 233,116 3,338
Net unrealized gain (loss) on open forward
currency exchange contracts $ (5,288)

T. ROWE PRICE Real Assets Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2026. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
Cyclic Materials, Series C  $ — $ — $ —
T. Rowe Price Government Reserve Fund,
3.71% — — 2,177
T. Rowe Price Treasury Reserve Fund, 3.68% — — —++
Totals $ —# $ — $ 2,177+
Supplementary Investment Schedule
Affiliate
Value
12/31/25
Purchase
Cost
Sales
Cost
Value
3/31/26
Cyclic Materials, Series C  $ * $ 97 $ — $ 7,257
T. Rowe Price Government
Reserve Fund, 3.71% 81,382  ¤  ¤ 201,548
T. Rowe Price Treasury
Reserve Fund, 3.68% 127,620  ¤  ¤ 94,118
Total $ 302,923^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+ + Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $2,177 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $302,923.
* On the date indicated, issuer was held but not considered an affiliated company.

T. ROWE PRICE Real Assets Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Real Assets Fund, Inc. (the corporation) is registered under the
Investment Company Act of 1940 (the 1940 Act). The Real Assets Fund, Inc.
(the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946.
The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the
NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Real Assets Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decides whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust

T. ROWE PRICE Real Assets Fund

those prices. The Valuation Designee cannot predict how often it will use quoted prices or how often it will determine it necessary to adjust those prices to reflect fair value.
Debt securities are generally traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined

T. ROWE PRICE Real Assets Fund

by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2026
(for further detail by category, please refer to the accompanying Portfolio of
Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Closed-End Mutual Funds $ — $ 15,160 $ — $ 15,160
Common Stocks 5,623,092 4,155,159 4,573 9,782,824
Convertible Preferred Stocks — — 216,621 216,621
Corporate Bonds — — 1,936 1,936
Equity Funds 197,655 — — 197,655
Preferred Stocks — — 9,488 9,488
Short-Term Investments 201,548 76,533 — 278,081
Securities Lending Collateral 94,118 — — 94,118
Options Purchased — 3,364 — 3,364
Total Securities 6,116,413 4,250,216 232,618 10,599,247
Swaps* — 163 — 163
Forward Currency Exchange
Contracts — 12,560 — 12,560
Total $ 6,116,413 $ 4,262,939 $ 232,618 $ 10,611,970
Liabilities
Options Written $ — $ 80 $ — $ 80
Swaps* — 13,289 — 13,289
Forward Currency Exchange
Contracts — 17,848 — 17,848
Total $ — $ 31,217 $ — $ 31,217

T. ROWE PRICE Real Assets Fund

Following is a reconciliation of the fund’s Level 3 holdings for the period ended
March 31, 2026. Gain (loss) reflects both realized and change in unrealized gain/
loss on Level 3 holdings during the period, if any. The change in unrealized gain/
loss on Level 3 instruments held at March 31, 2026, totaled $(859,000) for the period ended March 31, 2026.
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
F176-054Q1 03/26
* The fair value presented includes cumulative gain (loss) on centrally cleared swaps;
however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.
($000s)
Beginning
Balance
12/31/25
Gain
(Loss)
During
Period
Total
Purchases
Ending
Balance
3/31/26
Investment in Securities
Common Stocks $ 4,573 $ — $ — $ 4,573
Convertible Preferred Stocks 217,383 (859) 97 216,621
Corporate Bonds — — 1,936 1,936
Preferred Stocks 9,488 — — 9,488
Total $ 231,444 $ (859) $ 2,033 $ 232,618